Note 23 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares *	Amount
Issued ordinary shares
January 1, 2017	10,651,936	55,002
Shares repurchased	(118,063)	(146)
Issued during the year	69,280	246
December 31, 2017	10,603,153	55,102
Issued during the year	-	-
December 31, 2018	10,603,153	55,102
Issued during the year (refer note 27.1)	159,888	963
December 31, 2019	10,763,041	56,065